Commitments and Contingencies - Additional Information (Details) - USD ($) $ in Thousands			12 Months Ended
	Jan. 03, 2023	Dec. 27, 2022	Dec. 31, 2022	Dec. 31, 2021
Loss Contingencies [Line Items]
Rent expense			$ 32	$ 32
License Agreement [Member]
Loss Contingencies [Line Items]
Proceeds from milestone payment to be received		$ 450
Agreement term		3 years
License Agreement [Member] | Subsequent Event [Member]
Loss Contingencies [Line Items]
Proceeds from upfront payment	$ 100
Nonrefundable upfront payment	$ 100
F D A Approval [Member] | License Agreement [Member]
Loss Contingencies [Line Items]
Proceeds from milestone payment to be received		$ 350